General and administrative expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
General and administrative expenses

4. General and administrative expenses

	2023	2022	2021
	€	€	€
Personnel expenses (Note 5)	(13,314,359)	(13,484,996)	(7,033,913)
Consulting fees	(602,110)	(898,435)	(757,233)
Professional fees	(4,689,462)	(3,972,771)	(2,868,684)
Accounting, tax and auditing fees	(2,029,554)	(1,652,995)	(1,306,714)
Insurance, facilities and office expenses	(6,031,513)	(6,443,709)	(5,648,763)
Travel expenses	(1,797,588)	(1,105,961)	(143,582)
Other expenses	(2,874,004)	(1,780,167)	(590,571)
	(31,338,590)	(29,339,034)	(18,349,460)

In 2022 and 2021 the Group entered into a number of short-term rental arrangements, the expenses are included in "Other expenses".

Depreciation expense of €0.06 million (2022: €0.04 million; 2021: €0.08 million), which relate to property, plant and equipment and leases and is included in the 'Other expenses' line.